DEPOSITS ON MATERIALS AND EQUPMENT (Detail Textuals) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Deposits On Materials And Equpment [Abstract]
Deposits on equipment funds held in trust for materials	$ 981,832